INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current
Taxes	$ 7,403,475	$ 9,071,643
Prepayments to suppliers	7,916,125	4,648,164
Reimbursements over exports	10,552	10,549
Prepaid expenses and other receivables	1,628,273	1,110
Loans receivables	230,000	230,000
Miscellaneous	280,969	642,890
Other receivables	25,653,798	19,327,584
Non-current
Taxes	775,183	218,159
Reimbursements over exports	2,238,477	2,036,040
Miscellaneous	159,601
Other receivables	3,173,261	2,254,199
Receivables for PP&E sales
Current
Other receivables	978,869	1,734,281
Shareholders and other related parties
Current
Other receivables	$ 2,093,157	$ 1,182